Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Schedule of groups and measurement bases of financial assets and financial liabilities
B. Groups and measurement bases of financial assets and financial liabilities

	As of December 31, 2022
	Financial assets		Financial liabilities
	Measured at fair value through the statement of income	Measured at amortized cost	Measured at fair value through the statement of income	Measured at amortized cost
	$ millions
Current assets
Cash and cash equivalents	-	417	-	-
Short-term investments and deposits	-	91	-	-
Trade receivables	-	1,583	-	-
Other receivables	-	55	-	-
Foreign currency derivative designated as economic hedge	3	-	-	-
Foreign currency and interest derivative instruments designated as cash flow hedge	7	-	-	-
Non-current assets
Foreign currency and interest derivative instruments designated as cash flow hedge	19	-	-	-
Other non-current assets	-	35	-	-
Total financial assets	29	2,181	-	-
Current liabilities
Short term debt	-	-	-	(512)
Trade payables	-	-	-	(1,006)
Other current liabilities	-	-	-	(198)
Foreign currency derivative designated as economic hedge	-	-	(28)	-
Foreign currency and interest derivative instruments designated as cash flow hedge	-	-	(16)	-
Non-current liabilities
Long term debt and debentures	-	-	-	(2,312)
Foreign currency and interest derivative instruments designated as cash flow hedge	-	-	(1)	-
Other non- current liabilities	-	-	-	(45)
Total financial liabilities	-	-	(45)	(4,073)
Total financial instruments, net	29	2,181	(45)	(4,073)

	As of December 31, 2021
	Financial assets		Financial liabilities
	Measured at fair value through the statement of income	Measured at amortized cost	Measured at fair value through the statement of income	Measured at amortized cost
	$ millions
Current assets
Cash and cash equivalents	-	473	-	-
Short-term investments and deposits	-	91	-	-
Trade receivables	-	1,418	-	-
Other receivables	-	45	-	-
Foreign currency derivative designated as economic hedge	23	-	-	-
Marine transport derivative designated as economic hedge	2	-	-	-
Foreign currency and interest derivative instruments designated as cash flow hedge	23	-	-	-
Non-current assets
Foreign currency and interest derivative instruments designated as cash flow hedge	97	-	-	-
Other non-current assets	-	14	-	-
Total financial assets	145	2,041	-	-
Current liabilities
Short term debt	-	-	-	(577)
Trade payables	-	-	-	(1,064)
Other current liabilities	-	-	-	(153)
Foreign currency derivative designated as economic hedge	-	-	(3)	-
Non-current liabilities
Long term debt and debentures	-	-	-	(2,436)
Interest derivative instruments designated as economic hedge	-	-	(7)	-
Other non- current liabilities	-	-	-	(49)
Total financial liabilities	-	-	(10)	(4,279)
Total financial instruments, net	145	2,041	(10)	(4,279)

Schedule of maximum credit exposure
(2) Maximum Exposure to credit risk

The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date was:

As of December 31
Carrying amount ($ millions)
2022	2021

Cash and cash equivalents	417	473
Short term investments and deposits	91	91
Trade receivables	1,583	1,418
Other receivables	55	45
Derivatives	29	145
Other non-current assets	35	14
	2,210	2,186

Schedule of maximum credit exposure by geographical region
The maximum exposure to credit risk for trade receivables, at the reporting date by geographic region was:

As of December 31
Carrying amount ($ millions)
2022	2021

Asia	317	440
Europe	457	362
South America	434	306
North America	242	193
Israel	104	95
Other	31	22
	1,585	1,418

Schedule of aging of debts and impairment losses

(3) Aging of debts and impairment losses

The aging of trade receivables at the reporting date was:

As of December 31
2022		2021
Gross	Impairment	Gross	Impairment
$ millions	$ millions	$ millions	$ millions

Not past due	1,485	(3)	1,313	(1)
Past due up to 3 months	97	-	82	-
Past due 3 to 12 months	10	(4)	23	(2)
Past due over 12 months	1	(1)	9	(6)
	1,593	(8)	1,427	(9)

Schedule of allowance of doubtful accounts
The movement in the allowance for doubtful accounts during the year was as follows:

2022	2021
$ millions	$ millions

Balance as of January 1	9	10
Additional allowance	1	(3)
Reversals	(2)	(2)
Changes due to translation differences	-	4
Balance as of December 31	8	9

Schedule of liquidity risk
The following are the contractual maturities of financial liabilities, including estimated interest payments:

As of December 31, 2022
Carrying amount	12 months or less	1-2 years	3-5 years	More than 5 years
$ millions

Non-derivative financial liabilities
Short term debt (not including current maturities)	313	322	-	-	-
Trade payables	1,006	1,006	-	-	-
Other current liabilities	198	198	-	-	-
Long-term debt, debentures and others	2,555	288	1,080	547	1,468
	4,072	1,814	1,080	547	1,468
Financial liabilities – derivative instruments
Foreign currency and interest derivative designated as economic hedge	28	28	-	-	-

As of December 31, 2021
Carrying amount	12 months or less	1-2 years	3-5 years	More than 5 years
$ millions

Non-derivative financial liabilities
Short term debt (not including current maturities)	327	329	-	-	-
Trade payables	1,064	1,064	-	-	-
Other current liabilities	153	153	-	-	-
Long-term debt, debentures and others	2,735	352	1,003	799	1,532
	4,279	1,898	1,003	799	1,532
Financial liabilities – derivative instruments
Foreign currency and interest derivative designated as economic hedge	10	3	-	7	-

Schedule of interest rate profile
(a) Interest Rate Profile

Set forth below are details regarding the type of interest on the Company’s non-derivative interest‑bearing financial instruments:

As of December 31
2022	2021
$ millions	$ millions

Fixed rate instruments
Financial assets	339	338
Financial liabilities	(2,140)	(2,466)
	(1,801)	(2,128)
Variable rate instruments
Financial assets	38	36
Financial liabilities	(696)	(562)
	(658)	(526)

Schedule of sensitivity analysis for variable rate instruments
(c) Sensitivity analysis for variable rate instruments

The below analysis assumes that all other variables (except for the interest rate), in particular foreign currency rates, remain constant.

As of December 31, 2022
Impact on profit (loss)
Decrease of 1% in interest	Decrease of 0.5% in interest	Increase of 0.5% in interest	Increase of 1% in interest
$ millions

SWAP instruments
Changes in Israeli Shekel interest	23	11	(10)	(19)

Schedule of terms of derivative financial instruments used to hedge interest risk
(d) Terms of derivative financial instruments used to hedge interest risk

As of December 31, 2022
Carrying amount (fair value)	Stated amount	Maturity date	Interest rate range
$ millions	$ millions	Years	%

Israeli Shekel
SWAP contracts from fixed ILS interest to fixed USD interest	23	462	2024-2034	2.4-4.74%

As of December 31, 2021
Carrying amount (fair value)	Stated amount	Maturity date	Interest rate range
$ millions	$ millions	Years	%

US Dollar
SWAP contracts from variable interest to fixed interest	(7)	150	2024	2.47%-2.60%
Israeli Shekel
SWAP contracts from fixed ILS interest to fixed USD interest	119	579	2034	2.40%-4.74%

Schedule of sensitivity analysis non-derivative financial instruments
(a) Sensitivity analysis

A 10% increase at the rate of the US dollar against the following currencies would have increased (decreased) profit or loss by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant.

As of December 31
Impact on profit (loss)
2022	2021
$ millions	$ millions

Non-derivative financial instruments
US Dollar/Euro	(131)	(80)
US Dollar/Israeli Shekel	152	177
US Dollar/British Pound	(1)	(1)
US Dollar/Japanese Yen	(2)	-
US Dollar/Chinese Yuan	2	1

A 10% decrease of the US dollar against the above currencies as of December 31, 2022,  would have the same effect but in the opposite direction.

Schedule of market risk sensitivity analysis
Presented hereunder is a sensitivity analysis of the Company’s foreign currency derivative instruments as of December 31, 2022. Any change in the exchange rates of the principal currencies shown below would have increased (decreased) profit and loss and equity by the amounts shown below. This analysis assumes that all other variables remain constant.

As of December 31, 2022
Increase 10%	Increase 5%	Decrease 5%	Decrease 10%
$ millions

US Dollar/Brazilian Real
Forward transactions	10	5	(6)	(12)

US Dollar/Israeli Shekel
Forward transactions	(66)	(35)	38	81
Forward transactions hedge accounting	(31)	(16)	18	38
Options	(22)	(12)	11	24
SWAP	(42)	(22)	25	53

US Dollar/British Pound
Forward transactions	(1)	-	-	1
Options	(1)	-	-	1

Euro/ US Dollar
Forward transactions	13	6	(8)	(15)
Options	4	2	(2)	(5)

Other
Forward transactions	2	1	(1)	(2)

Schedule of terms of derivative financial instruments used to economically hedge foreign currency risk

(b) Terms of derivative financial instruments used to reduce foreign currency risk

As of December 31, 2022
Carrying amount	Stated amount	Average
$ millions		exchange rate

Forward contracts
US Dollar/Israeli Shekel	(12)	746	3.4
Euro/US Dollar	(4)	146	1.1
US Dollar/Brazilian Real	2	111	5.2
Euro/British Pound	-	(17)	1.2
US Dollar/British Pound	-	11	1.2
Other	(1)	35	-
Forward contracts hedge accounting
US Dollar/Israeli Shekel	(14)	360	3.4
Currency and interest SWAPs
US Dollar/Israeli Shekel	23	462	3.4
Put options
US Dollar/Israeli Shekel	(11)	240	3.4
Euro/US Dollar	1	47	1.1
US Dollar/Japanese Yen	-	3	130.4
US Dollar/British Pound	-	12	1.2
Call options
US Dollar/Israeli Shekel	1	240	3.4
Euro/US Dollar	(1)	47	1.1
US Dollar/Japanese Yen	-	3	130.4
US Dollar/British Pound	-	12	1.2
As of December 31, 2021
Carrying amount	Stated amount	Average
$ millions		exchange rate

Forward contracts
US Dollar/Israeli Shekel	3	515	3.2
Euro/US Dollar	4	240	1.2
US Dollar/Brazilian Real	(1)	37	5.4
US Dollar/British Pound	-	16	1.4
US Dollar/Chinese Yuan Renminbi	1	46	6.5
Other	-	23	-
Currency and interest SWAPs
US Dollar/Israeli Shekel	119	579	3.7
Put options
US Dollar/Israeli Shekel	14	660	3.2
Euro/US Dollar	2	57	1.2
US Dollar/Japanese Yen	-	4	109.7
US Dollar/British Pound	-	12	1.4
Call options
US Dollar/Israeli Shekel	(2)	660	3.2
Euro/US Dollar	-	57	1.2
US Dollar/Japanese Yen	-	4	109.7
US Dollar/British Pound	-	12	1.4

Schedule of linkage terms of monetary balances
(c) Linkage terms of monetary balances – in millions of dollars

As of December 31, 2022
US Dollar	Euro	British Pound	Israeli Shekel	Brazilian Real	Chinese Yuan Renminbi	Other	Total

Non-derivative instruments:
Cash and cash equivalents	41	17	7	1	30	306	15	417
Short term investments and deposits	84	2	-	-	-	2	3	91
Trade receivables	659	329	73	89	308	78	47	1,583
Other receivables	15	18	1	12	1	-	8	55
Other non-current assets	25	2	-	-	7	-	1	35
Total financial assets	824	368	81	102	346	386	74	2,181
Short-term debt	161	137	18	178	7	10	1	512
Trade payables	202	229	27	372	103	69	4	1,006
Other current liabilities	49	91	1	27	15	15	-	198
Long term debt, debentures and others	1,141	659	14	453	8	34	3	2,312
Other non-current liabilities	-	44	-	-	1	-	-	45
Total financial liabilities	1,553	1,160	60	1,030	134	128	8	4,073
Total non-derivative financial instruments, net	(729)	(792)	21	(928)	212	258	66	(1,892)
Derivative instruments:
Forward transactions	-	146	11	746	111	-	17	1,031
Forward transactions hedge accounting	-	-	-	360	-	-	-	-
Cylinder	-	47	12	240	-	-	3	302
SWAPS – US dollar into Israeli Shekel	-	-	-	462	-	-	-	462
Total derivative instruments	-	193	23	1,808	111	-	20	2,155
Net exposure	(729)	(599)	44	880	323	258	86	263

As of December 31, 2021
US Dollar	Euro	British Pound	Israeli Shekel	Brazilian Real	Chinese Yuan Renminbi	Others	Total

Non-derivative instruments:
Cash and cash equivalents	89	23	5	3	76	263	14	473
Short term investments and deposits	86	-	-	-	-	3	2	91
Trade receivables	684	260	41	82	222	91	38	1,418
Other receivables	2	22	1	19	1	-	-	45
Other non-current assets	4	4	-	-	5	-	1	14
Total financial assets	865	309	47	104	304	357	55	2,041
Short-term debt	196	92	12	184	41	52	-	577
Trade payables	210	216	28	410	103	91	6	1,064
Other current liabilities	33	73	4	18	10	15	-	153
Long term debt, debentures and others	1,161	499	21	635	51	67	2	2,436
Other non-current liabilities	1	46	-	-	2	-	-	49
Total financial liabilities	1,601	926	65	1,247	207	225	8	4,279
Total non-derivative financial instruments, net	(736)	(617)	(18)	(1,143)	97	132	47	(2,238)
Derivative instruments:
Forward transactions	-	240	16	515	37	46	23	877
Cylinder	-	57	12	660	-	-	4	733
SWAPS – US dollar into Israeli Shekel	-	-	-	579	-	-	-	579
Total derivative instruments	-	297	28	1,754	37	46	27	2,189
Net exposure	(736)	(320)	10	611	134	178	74	(49)

Schedule of fair value of financial instruments
The following table details the book value and the fair value of financial instrument groups presented in the financial statements not in accordance with their fair value:

As of December 31, 2022		As of December 31, 2021
Carrying amount	Fair value	Carrying amount	Fair value
$ millions		$ millions

Loans bearing fixed interest (1)	339	302	407	408
Debentures bearing fixed interest
Marketable (2)	1,335	1,270	1,524	1,730
Non-marketable (3)	195	191	195	208
	1,869	1,763	2,126	2,346

(1)

The fair value of the Shekel, Euro, Brazilian Real and Yuan loans issued bearing fixed interest is based on calculation of the present value of the cash flows in respect of the principal and the interest and is discounted at the market interest rates on the measurement date for similar loans having similar characteristics and is classified as Level 2 in the fair value hierarchy. The average discount interest as of December 31, 2022 for the Israeli Shekel, Euro, Brazilian Real and Yuan loans was 5.2%, 4.9%, 16.3% and 4.3%, respectively (December 31, 2021 for the Israeli Shekel, Euro Brazilian Real and Yuan loans 1.5%, 1.2%, 13% and 4%, respectively).

(2)	The fair value of the marketable debentures is based on the quoted stock exchange price and is classified as Level 1 in the fair value hierarchy.

(3)
The fair value of the non‑marketable debentures is based on calculation of the present value of the cash flows in respect of the principal and the interest and is discounted at the Libor rate customary in the market for similar loans having similar characteristics and is classified as Level 2 in the fair value hierarchy. The average discount interest as of December 31, 2022, was 7% (December 31, 2021 – 2.5%).

Schedule of hierarchy of fair value
The following levels were defined:

Level 2: Observed data (directly or indirectly) not included in Level 1 above.

Level 2	As of December 31, 2022	As of December 31, 2021
	$ millions	$ millions

Derivatives designated as economic hedge, net	(25)	15
Derivatives designated as cash flow hedge, net	9	120
	(16)	135